Share-based compensation - Schedule of Fair Value Inputs (Details)	6 Months Ended
	Jun. 30, 2026 $ / shares	Jun. 30, 2025 yr $ / shares
Share-Based Payment Arrangements [Abstract]
Weighted average stock price valuation (in canadian dollars per share)	$ 0	$ 43.21
Weighted average exercise price (in canadian dollars per share)	$ 0	$ 43.21
Risk-free interest rate	0.00%	2.62%
Expected life in years | yr		4.5
Expected dividend yield	0.00%	0.00%
Volatility	0.00%	52.00%
Weighted average fair value of options issued (in dollars per share)	$ 0	$ 19.55